Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	$ 40,698,799	$ 71,616,820	$ 23,975,867
Cost of Revenue - third parties	36,541,993	69,172,872	23,501,762
Gross profit	4,156,806	2,443,948	474,105
Operating expenses	6,460,007	7,598,663	12,599,492
Loss from operations	(2,303,201)	(5,154,715)	(12,125,387)
Other income (expenses), net	116,060	70,169	(97,893)
Income tax expense		6,596
Loss before noncontrolling interest	(2,186,942)	(5,086,126)	(12,221,305)
Net Income (Loss)	(2,186,440)	(5,085,694)	(11,377,064)
PARENT [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit	536,000	253,400	418,700
Operating expenses	1,901,861	2,391,610	6,996,227
Loss from operations	(1,365,861)	(2,138,210)	(6,577,527)
Other income (expenses), net	109,191	2,533	(1,665)
Loss before noncontrolling interest	(1,256,670)	(2,135,677)	(6,579,192)
Net Income (Loss)	(1,256,670)	(2,135,677)	(6,579,192)
SUBSIDIARY [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit
Operating expenses	12,309	130,465	324,954
Loss from operations	(12,309)	(130,465)	(324,954)
Other income (expenses), net	(107)	(5)	(61)
Loss before noncontrolling interest	(12,416)	(130,470)	(325,015)
Net Income (Loss)	(12,416)	(130,470)	(325,015)
WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit	392,485	1,380,469	489,771
Operating expenses	1,215,669	2,410,541	3,535,554
Loss from operations	(1,258,901)	(2,056,999)	(3,589,178)
Other income (expenses), net	34,814	119,757	3,108
Loss before noncontrolling interest	(1,224,087)	(1,937,242)	(3,586,070)
Net Income (Loss)	(1,224,087)	(1,937,242)	(3,586,070)
VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit	4,157,664	3,340,325	738,253
Operating expenses	3,330,168	2,666,047	1,742,757
Loss from operations	333,429	(832,081)	(1,640,040)
Other income (expenses), net	(27,639)	(47,100)	(97,300)
Income tax expense		6,596
Loss before noncontrolling interest	305,790	(885,777)	(1,737,340)
Less: loss attributable to noncontrolling interest	(502)	(432)	(10,695)
Net Income (Loss)	306,292	(885,345)	(1,726,645)
Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit	(929,343)	(2,530,246)	(1,172,619)
Loss from operations	441	3,040	6,312
Loss before noncontrolling interest	441	3,040	6,312
Net Income (Loss)	441	3,040	6,312
Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Gross profit	4,156,806	2,443,948	474,105
Operating expenses	6,460,007	7,598,663	12,599,492
Loss from operations	(2,303,201)	(5,154,715)	(12,125,387)
Other income (expenses), net	116,259	75,185	(95,918)
Income tax expense		6,596
Loss before noncontrolling interest	(2,186,942)	(5,086,126)	(12,221,305)
Less: loss attributable to noncontrolling interest	(502)	(432)	(10,695)
Net Income (Loss)	(2,186,440)	(5,085,694)	(12,210,610)
third parties [Member] | PARENT [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
third parties [Member] | SUBSIDIARY [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
third parties [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue			69,541
Cost of Revenue - third parties	858	90,763	69,156
third parties [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	40,698,799	71,616,820	23,906,326
Cost of Revenue - third parties	36,541,135	69,082,109	23,432,606
Operating expenses		155,799
third parties [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses		(155,799)
third parties [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	40,698,799	71,616,820	23,975,867
Cost of Revenue - third parties	36,541,993	69,172,872	23,501,762
Operating expenses
Parent provides service to WFOE [Member] | PARENT [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	436,800	99,200	275,100
Parent provides service to WFOE [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses	435,717	100,641
Parent provides service to WFOE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	(436,800)	(99,200)	(275,100)
Operating expenses	(435,717)	(100,641)
Parent provides service to WFOE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
Operating expenses
Parent provides service to VIE [Member] | PARENT [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	99,200	154,200	143,600
Parent provides service to VIE [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses	100,724
Parent provides service to VIE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	(99,200)	(154,200)	(143,600)
Operating expenses	(100,724)
Parent provides service to VIE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
Operating expenses
WFOE provides service to VIE [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	393,343	1,350,560	489,386
WFOE provides service to VIE [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses	393,343	1,350,560
WFOE provides service to VIE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue	(393,343)	(1,350,560)	(489,386)
Operating expenses	(393,343)	(1,350,560)
WFOE provides service to VIE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
Operating expenses
VIE purchases materials from WFOE [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		121,072	57,082
Cost of Revenue - third parties		400	57,082
VIE purchases materials from WFOE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		(121,072)	(57,082)
Cost of Revenue - third parties		(400)	(57,082)
VIE purchases materials from WFOE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
Cost of Revenue - third parties
VIE’s label that is used by WFOE [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses		926,286
VIE’s label that is used by WFOE [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		926,286	264,533
VIE’s label that is used by WFOE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		(926,286)	(264,533)
Operating expenses		(926,286)
VIE’s label that is used by WFOE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue
Operating expenses
WFOE purchase materials from VIE [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Cost of Revenue - third parties
WFOE purchase materials from VIE [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		400	57,082
Cost of Revenue - third parties		121,072	57,082
WFOE purchase materials from VIE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Revenue		(400)	(57,082)
Cost of Revenue - third parties		(121,072)	(57,082)
WFOE purchase materials from VIE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Cost of Revenue - third parties
VIE expenses, corresponding to services provided by WFOE [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			489,386
VIE expenses, corresponding to services provided by WFOE [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			(489,386)
VIE expenses, corresponding to services provided by WFOE [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses
WFOE expenses for using VIE’s label [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			264,533
WFOE expenses for using VIE’s label [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			(264,533)
WFOE expenses, corresponding to services provided by Parent [Member] | WFOE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			278,862
WFOE expenses, corresponding to services provided by Parent [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			(278,862)
VIE expenses, corresponding to services provided by Parent [Member] | VIE [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			146,150
VIE expenses, corresponding to services provided by Parent [Member] | Elimination [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses			(146,150)
VIE expenses, corresponding to services provided by Parent [Member] | Consolidated [Member]
Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Statements of Operation Information (Details) [Line Items]
Operating expenses